Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Schedule of Finance Costs

An analysis of finance costs is as follows:

	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$

Interests on bank borrowings	12,738	12,180	6,010
Interests on amount due to a non-controlling shareholder	—	1,115	2,140
Interests on lease liabilities	4	130	49
	12,742	13,425	8,199